Note 21 - Borrowings - Weighted Average Interest Rates of Borrowings (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	6.52%	10.56%